CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2019 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.5%
Aerospace & Defense - 0.3%
Axon Enterprise, Inc. (1)	774	49,698
HEICO Corp.	581	77,744
Hexcel Corp.	1,046	84,600
Mercury Systems, Inc. (1)	373	26,241
Moog, Inc., Class A	114	10,672
		248,955

Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	277	23,365
Expeditors International of Washington, Inc.	1,397	105,976
United Parcel Service, Inc., Class B	1,647	170,086
		299,427

Airlines - 0.1%
Alaska Air Group, Inc.	166	10,609
JetBlue Airways Corp. (1)	1,414	26,145
Southwest Airlines Co.	302	15,336
Spirit Airlines, Inc. (1)	207	9,880
		61,970

Auto Components - 0.1%
Aptiv plc	457	36,939
Autoliv, Inc.	135	9,519
Gentex Corp.	1,100	27,071
		73,529

Automobiles - 0.3%
Tesla, Inc. (1)	987	220,555
Thor Industries, Inc.	296	17,301
		237,856

Banks - 0.1%
Commerce Bancshares, Inc. (2)	213	12,708
Community Bank System, Inc.	147	9,678
First Financial Bankshares, Inc. (2)	564	17,366
First Republic Bank	387	37,790
Glacier Bancorp, Inc.	156	6,326
SVB Financial Group (1)	48	10,780
Western Alliance Bancorp (1)	283	12,656
		107,304

Beverages - 1.3%
Coca-Cola Co. (The)	11,019	561,088

Coca-Cola Consolidated, Inc.	48	14,364
PepsiCo, Inc.	4,224	553,893
		1,129,345

Biotechnology - 4.2%
AbbVie, Inc.	9,485	689,749
ACADIA Pharmaceuticals, Inc. (1)(2)	997	26,650
Alexion Pharmaceuticals, Inc. (1)	1,985	259,995
Alkermes plc (1)	1,053	23,735
Alnylam Pharmaceuticals, Inc. (1)	825	59,862
Amgen, Inc.	1,882	346,815
Biogen, Inc. (1)	1,185	277,136
BioMarin Pharmaceutical, Inc. (1)	1,605	137,468
Bluebird Bio, Inc. (1)(2)	507	64,490
Blueprint Medicines Corp. (1)	106	9,999
Celgene Corp. (1)	5,549	512,950
Exact Sciences Corp. (1)	1,100	129,844
Exelixis, Inc. (1)	2,634	56,289
Incyte Corp. (1)	1,637	139,080
Ionis Pharmaceuticals, Inc. (1)(2)	1,157	74,360
Neurocrine Biosciences, Inc. (1)	829	69,992
Regeneron Pharmaceuticals, Inc. (1)	731	228,803
Repligen Corp. (1)	365	31,372
Sarepta Therapeutics, Inc. (1)(2)	667	101,351
Seattle Genetics, Inc. (1)(2)	123	8,513
Spark Therapeutics, Inc. (1)	364	37,266
United Therapeutics Corp. (1)	358	27,945
Vertex Pharmaceuticals, Inc. (1)	2,302	422,141
		3,735,805

Building Products - 0.3%
Allegion plc	1,298	143,494
Armstrong World Industries, Inc.	209	20,315
Fortune Brands Home & Security, Inc.	345	19,710
Masco Corp.	1,321	51,836
Trex Co., Inc. (1)	308	22,083
		257,438

Capital Markets - 2.4%
Affiliated Managers Group, Inc.	212	19,534
Ares Management Corp., Class A	364	9,526
BlackRock, Inc.	19	8,917
Cboe Global Markets, Inc.	799	82,800
Charles Schwab Corp. (The)	4,552	182,945
CME Group, Inc.	1,579	306,500
E*Trade Financial Corp.	836	37,286
Evercore, Inc., Class A	290	25,685
FactSet Research Systems, Inc. (2)	271	77,658
Houlihan Lokey, Inc.	244	10,865
Interactive Brokers Group, Inc., Class A	162	8,780

Intercontinental Exchange, Inc.	1,667	143,262
Legg Mason, Inc.	270	10,336
LPL Financial Holdings, Inc.	240	19,577
MarketAxess Holdings, Inc.	284	91,283
Moody’s Corp.	1,267	247,458
Morningstar, Inc.	167	24,155
MSCI, Inc.	623	148,766
Nasdaq, Inc.	373	35,871
S&P Global, Inc.	1,857	423,006
SEI Investments Co.	909	50,995
T. Rowe Price Group, Inc.	1,132	124,192
TD Ameritrade Holding Corp.	882	44,029
		2,133,426

Chemicals - 1.4%
Air Products & Chemicals, Inc.	1,116	252,629
Axalta Coating Systems Ltd. (1)	2,767	82,374
Ecolab, Inc.	1,563	308,599
International Flavors & Fragrances, Inc. (2)	1,098	159,309
PPG Industries, Inc.	1,102	128,614
Sensient Technologies Corp.	134	9,846
Sherwin-Williams Co. (The)	741	339,593
		1,280,964

Commercial Services & Supplies - 0.9%
ADT, Inc.	1,603	9,810
Cintas Corp.	566	134,306
Copart, Inc. (1)	1,397	104,412
IAA, Inc. (1)	561	21,756
KAR Auction Services, Inc.	561	14,025
MSA Safety, Inc.	500	52,695
Republic Services, Inc.	853	73,904
Tetra Tech, Inc.	441	34,640
UniFirst Corp.	79	14,897
Waste Management, Inc.	2,729	314,845
		775,290

Communications Equipment - 0.8%
Arista Networks, Inc. (1)	388	100,733
Ciena Corp. (1)	805	33,110
Cisco Systems, Inc.	4,161	227,731
CommScope Holding Co., Inc. (1)	756	11,892
F5 Networks, Inc. (1)	468	68,155
Lumentum Holdings, Inc. (1)	507	27,079
Motorola Solutions, Inc.	1,167	194,574
ViaSat, Inc. (1)	323	26,105
Viavi Solutions, Inc. (1)	860	11,429
		700,808

Construction & Engineering - 0.0% (3)

EMCOR Group, Inc.	88	7,753

Consumer Finance - 0.3%
American Express Co.	1,539	189,974
Credit Acceptance Corp. (1)	78	37,739
FirstCash, Inc.	183	18,304
		246,017

Containers & Packaging - 0.7%
AptarGroup, Inc.	700	87,038
Ardagh Group S.A.	767	13,423
Avery Dennison Corp.	1,044	120,770
Ball Corp.	3,852	269,601
Berry Global Group, Inc. (1)	908	47,752
Crown Holdings, Inc. (1)	506	30,917
Sealed Air Corp.	316	13,518
Sonoco Products Co.	153	9,997
		593,016

Distributors - 0.1%
Genuine Parts Co.	97	10,047
LKQ Corp. (1)	956	25,439
Pool Corp.	247	47,177
		82,663

Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc. (1)	427	64,422
Chegg, Inc. (1)	294	11,345
frontdoor, Inc. (1)	623	27,132
Grand Canyon Education, Inc. (1)	342	40,021
Service Corp. International	344	16,092
ServiceMaster Global Holdings, Inc. (1)	679	35,369
Strategic Education, Inc.	104	18,512
		212,893

Diversified Telecommunication Services - 0.1%
Iridium Communications, Inc. (1)	632	14,701
Vonage Holdings Corp. (1)	1,667	18,887
Zayo Group Holdings, Inc. (1)	1,697	55,848
		89,436

Electric Utilities - 0.6%
Alliant Energy Corp.	201	9,865
Eversource Energy	130	9,849
NextEra Energy, Inc.	2,638	540,421
Xcel Energy, Inc.	370	22,011
		582,146

Electrical Equipment - 0.6%
Acuity Brands, Inc.	371	51,165

AMETEK, Inc.	2,696	244,905
Emerson Electric Co.	717	47,838
Generac Holdings, Inc. (1)	635	44,075
Hubbell, Inc.	199	25,949
nVent Electric plc	528	13,089
Rockwell Automation, Inc.	754	123,528
		550,549

Electronic Equipment, Instruments & Components - 1.2%
Amphenol Corp., Class A	2,943	282,351
CDW Corp.	758	84,138
Corning, Inc.	2,546	84,604
Dolby Laboratories, Inc., Class A	262	16,925
FLIR Systems, Inc.	668	36,139
IPG Photonics Corp. (1)	225	34,706
Keysight Technologies, Inc. (1)	2,380	213,748
National Instruments Corp.	921	38,673
Novanta, Inc. (1)	417	39,323
Trimble, Inc. (1)	3,478	156,892
Zebra Technologies Corp., Class A (1)	373	78,140
		1,065,639

Energy Equipment & Services - 0.0% (3)
Baker Hughes, a GE Co.	798	19,655

Entertainment - 2.8%
Activision Blizzard, Inc.	4,089	193,001
Cinemark Holdings, Inc.	270	9,747
Electronic Arts, Inc. (1)	2,185	221,253
Liberty Formula One, Series A (1)	203	7,279
Lions Gate Entertainment Corp., Class A	834	10,216
Live Nation Entertainment, Inc. (1)	896	59,360
Madison Square Garden Co. (The), Class A (1)	116	32,473
Netflix, Inc. (1)	2,995	1,100,123
Take-Two Interactive Software, Inc. (1)	790	89,689
Walt Disney Co. (The)	4,917	686,610
World Wrestling Entertainment, Inc., Class A (2)	256	18,486
Zynga, Inc., Class A (1)	6,036	37,001
		2,465,238

Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	1,454	384,234
Sysco Corp.	1,938	137,055
		521,289

Food Products - 1.2%
Campbell Soup Co. (2)	776	31,094
Darling Ingredients, Inc. (1)	1,569	31,207
Flowers Foods, Inc.	330	7,679
General Mills, Inc.	796	41,806

Hershey Co. (The)	1,508	202,117
Hormel Foods Corp. (2)	1,278	51,810
J&J Snack Foods Corp.	71	11,428
JM Smucker Co. (The)	302	34,787
Kellogg Co.	278	14,893
Lamb Weston Holdings, Inc.	1,463	92,696
Lancaster Colony Corp.	143	21,250
McCormick & Co., Inc.	1,242	192,522
Mondelez International, Inc., Class A	4,591	247,455
Post Holdings, Inc. (1)	448	46,579
TreeHouse Foods, Inc. (1)	182	9,846
		1,037,169

Gas Utilities - 0.1%
Atmos Energy Corp.	95	10,028
New Jersey Resources Corp.	398	19,808
ONE Gas, Inc.	110	9,933
UGI Corp.	333	17,786
		57,555

Health Care Equipment & Supplies - 5.4%
Abbott Laboratories	11,355	954,956
ABIOMED, Inc. (1)	425	110,708
Align Technology, Inc. (1)	635	173,800
Becton Dickinson and Co.	2,175	548,122
Boston Scientific Corp. (1)	11,154	479,399
Cantel Medical Corp.	491	39,594
Cooper Cos., Inc. (The)	450	151,601
Danaher Corp.	3,436	491,073
DENTSPLY SIRONA, Inc.	1,127	65,772
DexCom, Inc. (1)	691	103,539
Edwards Lifesciences Corp. (1)	1,796	331,793
Globus Medical, Inc., Class A (1)	664	28,087
Haemonetics Corp. (1)	451	54,273
Hill-Rom Holdings, Inc.	495	51,787
Hologic, Inc. (1)	2,355	113,087
ICU Medical, Inc. (1)	142	35,771
IDEXX Laboratories, Inc. (1)	738	203,194
Insulet Corp. (1)(2)	550	65,659
Masimo Corp. (1)	360	53,575
Merit Medical Systems, Inc. (1)	388	23,109
Neogen Corp. (1)	547	33,974
Novocure Ltd. (1)	167	10,559
NuVasive, Inc. (1)	420	24,587
Penumbra, Inc. (1)(2)	283	45,280
ResMed, Inc.	1,305	159,249
STERIS plc (1)	623	92,752
Teleflex, Inc.	394	130,473
Varian Medical Systems, Inc. (1)	690	93,930
West Pharmaceutical Services, Inc.	678	84,852

		4,754,555

Health Care Providers & Services - 0.9%
Acadia Healthcare Co., Inc. (1)	566	19,782
Amedisys, Inc. (1)	249	30,231
Anthem, Inc.	325	91,718
Centene Corp. (1)	763	40,012
Chemed Corp.	135	48,713
Covetrus, Inc. (1)(2)	605	14,798
DaVita, Inc. (1)	1,053	59,242
Encompass Health Corp.	354	22,429
Ensign Group, Inc. (The)	354	20,150
HCA Healthcare, Inc.	823	111,245
HealthEquity, Inc. (1)	490	32,046
Henry Schein, Inc. (1)	420	29,358
Humana, Inc.	203	53,856
Laboratory Corp. of America Holdings (1)	387	66,912
LHC Group, Inc. (1)	214	25,590
Molina Healthcare, Inc. (1)	61	8,732
Premier, Inc., Class A (1)	569	22,254
Quest Diagnostics, Inc.	205	20,871
WellCare Health Plans, Inc. (1)	302	86,091
		804,030

Health Care Technology - 0.4%
Cerner Corp.	2,199	161,186
Medidata Solutions, Inc. (1)	484	43,807
Omnicell, Inc. (1)	262	22,540
Veeva Systems, Inc., Class A (1)	890	144,278
		371,811

Hotels, Restaurants & Leisure - 2.5%
Chipotle Mexican Grill, Inc. (1)	243	178,090
Choice Hotels International, Inc.	220	19,142
Cracker Barrel Old Country Store, Inc. (2)	61	10,414
Darden Restaurants, Inc.	707	86,063
Domino’s Pizza, Inc.	404	112,425
Dunkin’ Brands Group, Inc.	701	55,842
Extended Stay America, Inc.	585	9,881
Hilton Worldwide Holdings, Inc.	1,606	156,970
Hyatt Hotels Corp., Class A	116	8,831
Marriott International, Inc., Class A	1,464	205,385
Marriott Vacations Worldwide Corp.	228	21,979
Planet Fitness, Inc., Class A (1)	600	43,464
Royal Caribbean Cruises Ltd.	275	33,333
Six Flags Entertainment Corp.	175	8,694
Starbucks Corp.	8,122	680,867
Texas Roadhouse, Inc.	568	30,485
Vail Resorts, Inc.	204	45,529
Wendy’s Co. (The)	708	13,863

Wyndham Hotels & Resorts, Inc.	660	36,788
Yum China Holdings, Inc.	3,634	167,891
Yum! Brands, Inc.	2,911	322,160
		2,248,096

Household Durables - 0.1%
Helen of Troy Ltd. (1)	113	14,757
Roku, Inc. (1)(2)	494	44,746
Tempur Sealy International, Inc. (1)	230	16,875
Whirlpool Corp.	52	7,403
		83,781

Household Products - 1.7%
Church & Dwight Co., Inc.	1,619	118,284
Clorox Co. (The)	634	97,072
Colgate-Palmolive Co.	5,272	377,844
Energizer Holdings, Inc. (2)	359	13,872
Kimberly-Clark Corp.	1,344	179,128
Procter & Gamble Co. (The)	6,710	735,752
		1,521,952

Independent Power and Renewable Electricity Producers - 0.0% (3)
Clearway Energy, Inc., Class C	754	12,712
Ormat Technologies, Inc.	341	21,616
		34,328

Industrial Conglomerates - 0.9%
3M Co.	2,271	393,655
Carlisle Cos., Inc.	555	77,927
Roper Technologies, Inc.	922	337,692
		809,274

Insurance - 0.9%
Alleghany Corp. (1)	46	31,331
Arch Capital Group Ltd. (1)	483	17,910
Arthur J. Gallagher & Co.	271	23,737
Axis Capital Holdings Ltd.	391	23,323
Brighthouse Financial, Inc. (1)	499	18,308
Brown & Brown, Inc.	661	22,143
Erie Indemnity Co., Class A	92	23,394
Everest Re Group Ltd.	204	50,425
Kemper Corp.	125	10,786
Marsh & McLennan Cos., Inc.	2,790	278,302
Primerica, Inc.	125	14,994
Progressive Corp. (The)	1,464	117,017
RenaissanceRe Holdings Ltd.	127	22,607
RLI Corp.	112	9,600
Selective Insurance Group, Inc.	112	8,388
Willis Towers Watson plc	487	93,280
		765,545

Interactive Media & Services - 5.5%
Alphabet, Inc., Class A (1)	4,174	4,519,607
ANGI Homeservices, Inc., Class A (1)(2)	674	8,769
Cargurus, Inc. (1)	526	18,994
IAC/InterActiveCorp (1)	548	119,206
Match Group, Inc. (2)	359	24,150
TripAdvisor, Inc. (1)	771	35,690
Twitter, Inc. (1)	4,367	152,408
		4,878,824

Internet & Direct Marketing Retail - 6.4%
Amazon.com, Inc. (1)	2,488	4,711,351
Booking Holdings, Inc. (1)	302	566,162
eBay, Inc.	3,715	146,743
Etsy, Inc. (1)	730	44,800
Expedia Group, Inc.	837	111,346
GrubHub, Inc. (1)(2)	618	48,198
Wayfair, Inc., Class A (1)	311	45,406
		5,674,006

IT Services - 9.3%
Accenture plc, Class A	4,470	825,922
Akamai Technologies, Inc. (1)	1,121	89,837
Amdocs Ltd.	527	32,721
Automatic Data Processing, Inc.	2,625	433,991
Black Knight, Inc. (1)	1,006	60,511
Booz Allen Hamilton Holding Corp.	713	47,208
Broadridge Financial Solutions, Inc.	782	99,846
Cognizant Technology Solutions Corp., Class A	3,057	193,783
CoreLogic, Inc. (1)	358	14,975
EPAM Systems, Inc. (1)	351	60,758
Fidelity National Information Services, Inc.	2,255	276,643
First Data Corp., Class A (1)	1,480	40,064
Fiserv, Inc. (1)(2)	2,705	246,588
Gartner, Inc. (1)	658	105,899
Genpact Ltd.	929	35,386
GoDaddy, Inc., Class A (1)	1,163	81,584
Jack Henry & Associates, Inc.	502	67,228
MasterCard, Inc., Class A	5,846	1,546,442
MAXIMUS, Inc.	488	35,400
MongoDB, Inc. (1)(2)	227	34,524
Okta, Inc. (1)	680	83,987
Paychex, Inc.	1,961	161,371
PayPal Holdings, Inc. (1)	7,559	865,203
Perspecta, Inc.	903	21,139
Sabre Corp.	496	11,011
Science Applications International Corp.	168	14,542
Square, Inc., Class A (1)	2,066	149,847
Total System Services, Inc.	1,181	151,487

Twilio, Inc., Class A (1)(2)	771	105,126
VeriSign, Inc. (1)	716	149,759
Visa, Inc., Class A	11,035	1,915,124
WEX, Inc. (1)	315	65,551
Worldplay, Inc., Class A (1)	2,194	268,875
		8,292,332

Leisure Products - 0.1%
Brunswick Corp.	380	17,438
Hasbro, Inc.	339	35,826
Mattel, Inc. (1)	887	9,943
		63,207

Life Sciences Tools & Services - 2.6%
Agilent Technologies, Inc.	1,568	117,083
Bio-Rad Laboratories, Inc., Class A (1)	44	13,754
Bio-Techne Corp.	348	72,554
Bruker Corp.	876	43,756
Charles River Laboratories International, Inc. (1)	450	63,855
Illumina, Inc. (1)	1,191	438,467
IQVIA Holdings, Inc. (1)	1,537	247,303
Mettler-Toledo International, Inc. (1)	207	173,880
PerkinElmer, Inc.	973	93,739
PRA Health Sciences, Inc. (1)	552	54,731
Syneos Health, Inc. (1)	561	28,661
Thermo Fisher Scientific, Inc.	2,746	806,445
Waters Corp. (1)	615	132,373
		2,286,601

Machinery - 3.0%
Allison Transmission Holdings, Inc.	1,069	49,548
Caterpillar, Inc.	1,626	221,608
Colfax Corp. (1)	203	5,690
Crane Co.	108	9,012
Deere & Co.	704	116,660
Donaldson Co., Inc.	1,148	58,387
Dover Corp.	896	89,779
Flowserve Corp.	446	23,500
Fortive Corp.	823	67,091
Gardner Denver Holdings, Inc. (1)	1,924	66,570
Graco, Inc.	2,439	122,389
IDEX Corp.	1,021	175,755
Illinois Tool Works, Inc.	2,277	343,394
Ingersoll-Rand plc	1,761	223,066
ITT, Inc.	438	28,680
John Bean Technologies Corp.	371	44,939
Lincoln Electric Holdings, Inc.	528	43,465
Middleby Corp. (The) (1)(2)	744	100,961
Nordson Corp.	649	91,710
Parker-Hannifin Corp.	356	60,524

Pentair plc	262	9,746
RBC Bearings, Inc. (1)	279	46,540
Rexnord Corp. (1)	1,411	42,640
Snap-on, Inc. (2)	84	13,914
Stanley Black & Decker, Inc.	575	83,151
Toro Co. (The)	1,612	107,843
WABCO Holdings, Inc. (1)	665	88,179
Wabtec Corp. (2)	705	50,591
Watts Water Technologies, Inc., Class A	111	10,343
Woodward, Inc.	659	74,572
Xylem, Inc.	1,972	164,938
		2,635,185

Media - 1.4%
Altice USA, Inc., Class A (1)	2,364	57,563
Cable One, Inc.	31	36,301
Charter Communications, Inc., Class A (1)	1,168	461,570
Comcast Corp., Class A	8,429	356,378
Discovery, Inc., Class A (1)(2)	2,685	82,430
Liberty Broadband Corp., Class A (1)	1,207	124,128
Liberty Latin America Ltd., Class C (1)	530	9,111
New York Times Co. (The), Class A (2)	1,068	34,838
Nexstar Media Group, Inc., Class A	158	15,958
Sinclair Broadcast Group, Inc., Class A	188	10,082
Sirius XM Holdings, Inc. (2)	11,482	64,070
		1,252,429

Multi-Utilities - 0.3%
Ameren Corp.	130	9,764
CenterPoint Energy, Inc.	3,669	105,043
CMS Energy Corp.	727	42,101
Sempra Energy	974	133,867
		290,775

Multiline Retail - 0.2%
Dollar General Corp.	1,367	184,764
Ollie’s Bargain Outlet Holdings, Inc. (1)	413	35,976
		220,740

Personal Products - 0.3%
Coty, Inc., Class A	1,075	14,405
Estee Lauder Cos., Inc. (The), Class A	1,424	260,749
		275,154

Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co.	8,795	398,853
Catalent, Inc. (1)	1,156	62,667
Elanco Animal Health, Inc. (1)	1,190	40,222
Eli Lilly & Co.	6,567	727,558
Horizon Therapeutics plc (1)	1,728	41,576

Jazz Pharmaceuticals plc (1)	418	59,590
Merck & Co., Inc.	11,739	984,315
Nektar Therapeutics (1)	1,470	52,302
Perrigo Co. plc	963	45,858
Pfizer, Inc.	17,368	752,382
Zoetis, Inc.	3,879	440,228
		3,605,551

Professional Services - 0.9%
CoStar Group, Inc. (1)	257	142,393
Exponent, Inc.	364	21,309
FTI Consulting, Inc. (1)	119	9,977
IHS Markit Ltd. (1)	2,934	186,955
Insperity, Inc.	284	34,688
Nielsen Holdings plc	1,894	42,804
Robert Half International, Inc.	529	30,158
TransUnion	1,172	86,154
TriNet Group, Inc. (1)	334	22,645
Verisk Analytics, Inc.	1,255	183,807
		760,890

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A (1)	1,874	96,136

Road & Rail - 1.3%
AMERCO	27	10,221
Genesee & Wyoming, Inc., Class A (1)	104	10,400
JB Hunt Transport Services, Inc.	508	46,436
Kansas City Southern	345	42,028
Landstar System, Inc.	359	38,768
Norfolk Southern Corp.	1,242	247,568
Old Dominion Freight Line, Inc.	499	74,481
Union Pacific Corp.	4,124	697,410
		1,167,312

Semiconductors & Semiconductor Equipment - 5.3%
Advanced Micro Devices, Inc. (1)(2)	6,723	204,178
Analog Devices, Inc.	2,163	244,138
Applied Materials, Inc.	6,639	298,157
Broadcom, Inc.	2,715	781,540
Cabot Microelectronics Corp.	107	11,779
Cree, Inc. (1)	271	15,225
Cypress Semiconductor Corp.	550	12,232
Entegris, Inc.	1,093	40,791
Intel Corp.	5,806	277,933
KLA-Tencor Corp.	681	80,494
Lam Research Corp.	1,054	197,983
Marvell Technology Group Ltd. (2)	2,305	55,020
Maxim Integrated Products, Inc.	1,113	66,580
Microchip Technology, Inc.	1,688	146,350

Micron Technology, Inc. (1)	4,639	179,019
MKS Instruments, Inc.	434	33,804
Monolithic Power Systems, Inc.	280	38,018
NVIDIA Corp.	4,057	666,281
ON Semiconductor Corp. (1)	1,864	37,671
Qorvo, Inc. (1)	811	54,021
Silicon Laboratories, Inc. (1)	317	32,778
Skyworks Solutions, Inc.	528	40,799
Teradyne, Inc.	1,130	54,138
Texas Instruments, Inc.	6,781	778,188
Universal Display Corp.	287	53,973
Versum Materials, Inc.	1,571	81,032
Xilinx, Inc.	1,834	216,265
		4,698,387

Software - 13.9%
ACI Worldwide, Inc. (1)	691	23,729
Adobe, Inc. (1)	3,442	1,014,185
Alteryx, Inc., Class A (1)(2)	301	32,845
ANSYS, Inc. (1)	606	124,121
Appfolio, Inc., Class A (1)	102	10,432
Aspen Technology, Inc. (1)	502	62,389
Autodesk, Inc. (1)	1,266	206,231
Blackbaud, Inc.	369	30,811
Blackline, Inc. (1)	356	19,050
Cadence Design Systems, Inc. (1)	1,937	137,159
CDK Global, Inc.	881	43,557
Ceridian HCM Holding, Inc. (1)	340	17,068
Citrix Systems, Inc.	919	90,191
Cornerstone OnDemand, Inc. (1)	317	18,364
Coupa Software, Inc. (1)	415	52,543
Envestnet, Inc. (1)	349	23,861
Fair Isaac Corp. (1)	223	70,026
FireEye, Inc. (1)	765	11,330
Five9, Inc. (1)	471	24,158
Fortinet, Inc. (1)	1,095	84,129
Guidewire Software, Inc. (1)	575	58,293
HubSpot, Inc. (1)	307	52,350
Intuit, Inc.	1,847	482,676
j2 Global, Inc. (2)	355	31,556
LogMeIn, Inc.	296	21,809
Manhattan Associates, Inc. (1)	414	28,703
Microsoft Corp.	44,597	5,974,214
New Relic, Inc. (1)	377	32,614
Nuance Communications, Inc. (1)	911	14,549
Nutanix, Inc., Class A (1)	1,212	31,439
Oracle Corp.	8,449	481,339
Palo Alto Networks, Inc. (1)	678	138,149
Paycom Software, Inc. (1)	340	77,085
Paylocity Holding Corp. (1)	255	23,924

Pegasystems, Inc.	232	16,521
Proofpoint, Inc. (1)	389	46,777
PTC, Inc. (1)	792	71,090
Q2 Holdings, Inc. (1)	301	22,984
Qualys, Inc. (1)	248	21,596
RealPage, Inc. (1)	559	32,897
Red Hat, Inc. (1)	1,334	250,472
RingCentral, Inc., Class A (1)	539	61,942
salesforce.com, Inc. (1)	5,478	831,177
ServiceNow, Inc. (1)	1,298	356,392
SolarWinds Corp. (1)(2)	532	9,757
Splunk, Inc. (1)	1,069	134,427
SS&C Technologies Holdings, Inc.	1,493	86,012
Symantec Corp.	4,274	93,002
Synopsys, Inc. (1)	1,065	137,055
Tableau Software, Inc., Class A (1)	335	55,617
Teradata Corp. (1)	666	23,876
Trade Desk, Inc. (The), Class A (1)	197	44,873
Tyler Technologies, Inc. (1)	261	56,381
Verint Systems, Inc. (1)	475	25,545
VMware, Inc., Class A	610	101,998
Workday, Inc., Class A (1)	1,153	237,034
Zendesk, Inc. (1)	810	72,114
		12,334,418

Specialty Retail - 3.8%
Aaron’s, Inc.	164	10,071
Advance Auto Parts, Inc.	177	27,283
American Eagle Outfitters, Inc.	548	9,261
AutoZone, Inc. (1)	165	181,413
Burlington Stores, Inc. (1)	415	70,612
CarMax, Inc. (1)	403	34,992
Five Below, Inc. (1)	403	48,368
Floor & Decor Holdings, Inc., Class A (1)(2)	311	13,031
Home Depot, Inc. (The)	6,891	1,433,121
Lowe’s Cos., Inc.	4,443	448,343
O’Reilly Automotive, Inc. (1)	512	189,092
Ross Stores, Inc.	2,233	221,335
Tiffany & Co.	268	25,096
TJX Cos., Inc. (The)	8,006	423,357
Tractor Supply Co.	810	88,128
Ulta Beauty, Inc. (1)	367	127,309
Williams-Sonoma, Inc. (2)	117	7,605
		3,358,417

Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	21,563	4,267,749
Dell Technologies, Class C (1)	2,308	117,246
Hewlett Packard Enterprise Co.	9,175	137,166
NCR Corp. (1)	773	24,040

NetApp, Inc.	745	45,967
Pure Storage, Inc., Class A (1)(2)	1,012	15,453
Western Digital Corp.	2,101	99,903
		4,707,524

Textiles, Apparel & Luxury Goods - 1.1%
Capri Holdings Ltd. (1)	254	8,809
Carter’s, Inc.	93	9,071
Columbia Sportswear Co.	151	15,124
Deckers Outdoor Corp. (1)	212	37,306
lululemon Athletica, Inc. (1)	743	133,896
NIKE, Inc., Class B	7,450	625,428
Ralph Lauren Corp.	77	8,746
Skechers U.S.A., Inc., Class A (1)	281	8,849
Under Armour, Inc., Class A (1)(2)	1,864	47,252
VF Corp.	1,284	112,157
		1,006,638

Thrifts & Mortgage Finance - 0.1%
Essent Group Ltd. (1)	559	26,268
LendingTree, Inc. (1)(2)	44	18,481
TFS Financial Corp. (2)	442	7,987
		52,736

Trading Companies & Distributors - 0.4%
Fastenal Co.	3,978	129,643
HD Supply Holdings, Inc. (1)	1,141	45,960
MSC Industrial Direct Co., Inc., Class A	235	17,451
United Rentals, Inc. (1)	97	12,865
Univar, Inc. (1)	1,335	29,423
W.W. Grainger, Inc.	383	102,732
		338,074

Transportation Infrastructure - 0.0% (3)
Macquarie Infrastructure Corp.	248	10,054

Water Utilities - 0.2%
American Water Works Co., Inc.	789	91,524
Aqua America, Inc.	1,249	51,671
		143,195

Wireless Telecommunication Services - 0.1%
Sprint Corp. (1)	2,459	16,156
T-Mobile US, Inc. (1)	1,111	82,369
		98,525

Total Common Stocks (Cost $64,597,506)		88,213,617

SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.33%	74,550	74,550

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $74,550)		74,550

TOTAL INVESTMENTS (Cost $64,672,056) - 99.6%		88,288,167
Other assets and liabilities, net - 0.4%		337,367
NET ASSETS - 100.0%		88,625,534

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing security.
(2) All or a portion of this security was on loan at June 30, 2019. The aggregate market value of securities on loan at June 30, 2019 was $1,986,817 and the total market value of the collateral received by the Fund was $2,003,926, comprised of cash of $74,550 and U.S. Government and/or agencies securities of $1,929,376.

(3) Amount is less than 0.05%.

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund’s holdings as of June 30, 2019, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3	Total
Common Stocks	$88,213,617	(1)	$—	$—	$88,213,617
Short Term Investment of Cash Collateral for Securities Loaned	74,550		—	—	74,550
Total Investments	$88,288,167		$—	$—	$88,288,167

(1) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.